Taxes Payable (Details Narrative)	6 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2024	Sep. 30, 2025 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	25.00%	25.00%
Withholding tax rate			10.00%
Operating Loss Carryforwards			$ 3,013,340
Educational Services [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Value added tax rate	3.00%
Technical Services [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Value added tax rate	6.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	16.50%
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	$ 2,000,000
HONG KONG | Assessable Profits [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	8.25%
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	25.00%